Transactions with related parties - Description of Amounts Paid or Deemed by the Company and CMTC (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 21, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Paid or deemed paid	$ 54,000	$ 174,400
Paid or deemed paid	$ 0	$ 279,783		$ 0
From the Company to CMTC [Member]
Related Party Transaction [Line Items]
Paid or deemed paid			$ 454,183
From the Company to CMTC [Member] | Netted against the amount due from CMTC pursuant to the Standby Purchase Agreement [Member] | 10% deposit on the Initial Vessels [Member]
Related Party Transaction [Line Items]
Paid or deemed paid			174,400
From the Company to CMTC [Member] | Netted against the amount due from CMTC pursuant to the Standby Purchase Agreement [Member] | Payment for the Remaining Vessels [Member]
Related Party Transaction [Line Items]
Paid or deemed paid			138,100
From the Company to CMTC [Member] | Netted against the amount due from CMTC pursuant to the Standby Purchase Agreement [Member] | Part of purchase price of LNG/C Amore Mio I [Member]
Related Party Transaction [Line Items]
Paid or deemed paid			141,683
From CMTC to the Company [Member]
Related Party Transaction [Line Items]
Paid or deemed paid			493,645
From CMTC to the Company [Member] | Netted against the total amount due from the Company [Member]
Related Party Transaction [Line Items]
Paid or deemed paid			454,183
From CMTC to the Company [Member] | Cash settlement [Member]
Related Party Transaction [Line Items]
Paid or deemed paid			$ 39,462